FINANCIAL RISK MANAGEMENT - CREDIT RISK (Details) - Credit risk $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($)
CREDIT RISK
Actual payment time for the outstanding sales	49 days
Other non-current financial assets
CREDIT RISK
Maximum amount of credit risk	$ 79.4	$ 64.2
Non-current derivative financial instruments - Interest rate derivatives
CREDIT RISK
Maximum amount of credit risk	3.3	5.7
Current hold-to-collect accounts receivables
CREDIT RISK
Maximum amount of credit risk	597.2	675.4
Current available for sale factoring receivables
CREDIT RISK
Maximum amount of credit risk	2.6	0.0
Other current interest-free receivables
CREDIT RISK
Maximum amount of credit risk	118.0	124.4
Current promissory notes
CREDIT RISK
Maximum amount of credit risk	6.8	5.5
Current derivative financial instruments - Foreign exchange derivatives
CREDIT RISK
Maximum amount of credit risk	12.5	23.5
Current derivative financial instruments - Interest rate derivatives
CREDIT RISK
Maximum amount of credit risk	0.8
Cash and cash equivalents
CREDIT RISK
Maximum amount of credit risk	$ 483.4	$ 402.0
Largest single customer
CREDIT RISK
Percentage of entities receivables (in percent)	4.00%
Largest 20 combined customers
CREDIT RISK
Percentage of entities receivables (in percent)	32.00%
Number of largest customers | item	20